FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18.                               FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis

The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2012, and 2013, respectively:

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	in puts
	Level 1	Level 2	Level 3	Total

Short term investments:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	63,600	—	—	63,600
Total	$147,045	$—	$—	$147,045

	As of December 31, 2013
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	in puts
	Level 1	Level 2	Level 3	Total
Short term investments:
Equity securities	$237,794	$—	$—	$237,794
Corporate bonds	62,907	—	—	62,907
Interest rate swaption	—	1,294	—	1,294
Total	$300,701	$1,294	$—	$301,995

Level 1 equity securities and corporate bonds were determined by using quoted prices in active markets for identical assets. In the year ended December 31, 2013, based on an assessment of other-than-temporary impairment, the Company recorded a $2,098 impairment charge to write down the investment in corporate bonds to its fair value, which is determined on the basis of unadjusted quoted prices (Level 1 input) as of December 31, 2013 (see Note 9).

The Company’s derivative financial instrument was classified as Level 2, as it was not actively traded and is valued using pricing models that used observable market inputs. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented.

Assets measured at fair value on a nonrecurring basis

The Company measured the impaired equity investments in Mapbar and Gaoxue (see Note 10) and certain impaired intangible assets with definite life (see Note 12) at fair value on a nonrecurring basis when they are annually evaluated or whenever events or changes in circumstances indicate that carrying amounts exceed their fair value as a result of the impairment assessments. The fair value measurement of the these impaired assets were classified as Level 3 because significant unobservable inputs were used in the valuation due to the absence of quoted market prices and inherent lack of liquidity.

The Company valuated the fair value of the investment in Mapbar using the cost approach. The significant unobservable inputs that were used in the valuation included the estimated recovery rate for the investee’s assets. The range of estimated recovery rate was from 36% to 100%.

The Company valuated the fair value of the investment in Gaoxue using the income approach. The significant unobservable inputs that were used in the valuation included:

Range
Estimated net revenues	13,022~52,944
Estimated terminal growth rate	3%
Discount rate	25%
Timing of cash flows	7 years

The Company estimated the fair value of certain intangible assets in associated with online game sector using the income approach. Since the relevant online game licenses were terminated and no future cash flow was estimated to be associated with them, these assets were fully impaired as of December 31, 2013.